Organization and Business Operations (Details Narrative) (10-K) - shares	May 01, 2019	Mar. 30, 2017	Jun. 26, 2020	Jun. 18, 2018
Percentage of controlling interest retained		80.00%
Acquisition of business entity, percentage			51.00%	100.00%
Share Exchange Agreement [Member] | Steven Yariv [Member]
Number of common stock shares return	1,000,000
Number of options granted to employees	80,000